Document and Entity Information	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K12G3
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	CAPSTONE GREEN ENERGY HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15957
Entity Tax Identification Number	20-1514270
Entity Address, Address Line One	16640 Stagg Street,
Entity Address, City or Town	Van Nuys
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	91406
City Area Code	818
Local Phone Number	734-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001009759
Amendment Flag	false
Current Fiscal Year End Date	--03-31